Subsequent Events	5 Months Ended
Dec. 31, 2012
SQN AIF IV, L.P.
Subsequent Events
5.	Subsequent Events
The Partnership performed an evaluation of subsequent events and determined that no events required disclosure except as disclosed above.
SQN AIF IV GP, LLC
Subsequent Events
4.	Subsequent Events
The LLC performed an evaluation of subsequent events and determined that no events required disclosure except as disclosed above.